Restructuring charges (Tables)	9 Months Ended
Sep. 30, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges

Restructuring charges for each period were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Employee severance and related costs	$675	$—	$3,543	$—
Facility lease termination costs	1,127	—	1,127	—
Asset impairments	(21)	—	192	—

Total restructuring and asset impairment charges	$1,781	$—	$4,862	$—

Schedule of Accrued Restructuring Activity

The accrued restructuring activity during the nine months ended September 30, 2015 was as follows:

	Employee Severance and Related Costs	Facility Lease Termination Costs	Total
Accrued restructuring balance as of December 31, 2014	$—	$—	$—
Additional accruals	3,543	1,127	4,670
Cash payments	(2,934)	(1,127)	(4,061)

Accrued restructuring balance as of September 30, 2015	$609	$—	$609